Notes Payable (Details)						1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	May 09, 2022 USD ($)	Mar. 22, 2022 USD ($)	Mar. 03, 2022 USD ($)	Dec. 14, 2021 USD ($)	Sep. 11, 2019 USD ($)	Jun. 17, 2022 USD ($)	May 26, 2022 USD ($)	May 25, 2022 USD ($)	Sep. 15, 2020 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2022 AUD ($)	May 20, 2022	Mar. 07, 2022 USD ($)	Dec. 14, 2021 AUD ($)	Dec. 03, 2021 USD ($)	Jul. 02, 2021 USD ($)	Apr. 09, 2021 USD ($)	Feb. 24, 2021 USD ($)	Feb. 24, 2021 AUD ($)	Feb. 22, 2021 USD ($)	Feb. 22, 2021 AUD ($)	Nov. 24, 2020 USD ($)	Oct. 06, 2020 USD ($)	Oct. 06, 2020 AUD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 AUD ($)	Jun. 25, 2020 USD ($)	May 04, 2020 USD ($)	Apr. 30, 2020 USD ($)	Mar. 26, 2020 USD ($)	Mar. 23, 2020 USD ($)	Mar. 11, 2020
Notes Payable (Details) [Line Items]
Promissory note																															$ 660,000		$ 660,000
Principal amount			$ 660,000
Accrued interest			139,000							$ 2,312		$ 2,312
Gain on extinguishment of debt			147,256						$ 4,915,327			147,256		$ 1,025,555		$ (5,586,482)
Effective interest rate																		11.00%
Total liabilities																			$ 293,888
Repaid amount										248,381		248,381
Principal balance										$ 45,507		$ 45,507
Bears interest										5.00%		5.00%					5.00%
Principal repaid, description														During the year ended December 31, 2021, the Company repaid $136,597 in principal and was forgiven $275,903 of principal and $3,119 of accrued interest.	During the year ended December 31, 2021, the Company repaid $136,597 in principal and was forgiven $275,903 of principal and $3,119 of accrued interest.
Choice Purchase Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description												The Seller’s Choice Note bears interest at a rate of 9.5% per annum and is payable on March 11, 2020 (the “Seller’s Choice Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts become due.
The Second December 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																	$ 31,052
Interest rate																14.00%
The First February 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																	$ 10,926
Seller’s Choice Note [Member]
Notes Payable (Details) [Line Items]
Principal amount					$ 660,000
Increase in interest rate					5.00%
Promissory note			$ 799,000
Interest rate										30.00%		30.00%				30.00%	30.00%																					9.50%
Accrued interest														$ 198,000
Seller’s Choice Note [Member] | Forecast [Member]
Notes Payable (Details) [Line Items]
Repayment of Cash		$ 799,000
The April 2020 PPP Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description														The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020.	The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020.
Principal amount																																			$ 282,432
Accrued interest														$ 1,637
The May 2020 PPP Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description												The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020.		The Loan, which was in the form of a Note dated May 4, 2020, matures on May 4, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on November 4, 2020.	The Loan, which was in the form of a Note dated May 4, 2020, matures on May 4, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on November 4, 2020.
Principal amount														$ 83,855																				$ 412,500
Accrued interest														$ 396
The First December 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description												First December 2021		The maturity date of the First December 2021 Note is June 3, 2023 (the “First December 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First December 2021 Note are due.	The maturity date of the First December 2021 Note is June 3, 2023 (the “First December 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First December 2021 Note are due.
Promissory note																					$ 191,975
Effective interest rate																					9.00%
Unpaid interest												$ 87,630
Interest rate																					9.00%
Principal repaid				$ 6,320
The Second December 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description												Second December 2021		The maturity date of the Second December 2021 Note is June 30, 2022 (the “Second December 2021 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Second December 2021 Loan Agreement are due.	The maturity date of the Second December 2021 Note is June 30, 2022 (the “Second December 2021 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Second December 2021 Loan Agreement are due.
Promissory note				$ 329,127																$ 438,096
Interest rate				14.00%																14.00%
Accrued interest															$ 2,857
The October 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount														$ 111,683
Notes conversion, description														The maturity date of the October 2020 Note is September 30, 2021 (the “October 2020 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the October 2020 Loan Agreement are due. The loan is secured by the Australian research & development credit.	The maturity date of the October 2020 Note is September 30, 2021 (the “October 2020 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the October 2020 Loan Agreement are due. The loan is secured by the Australian research & development credit.
Promissory note																													$ 54,412	$ 74,300
Effective interest rate				14.00%																14.00%
Unpaid interest														$ 6,408
Interest rate																													14.00%	14.00%
Accrued interest															$ 4,850
The First February 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description												The maturity date of the First February 2022 Note is June 30, 2022 (the “First February 2022 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First February 2022 Loan Agreement are due.
Promissory note																										$ 159,223	$ 222,540
Effective interest rate																										14.00%	14.00%
Denver Bodega LLC Notes Payable [Member]
Notes Payable (Details) [Line Items]
Requires payments										$ 1,496		$ 1,496
The First May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description	First May 2022
Promissory note	$ 693,500
Effective interest rate	34.00%
Cash proceeds	$ 455,924
Payments	$ 21,673
Debt discount										$ 237,576		237,576
Repaid principal amount												130,038
The Second May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description	Second May 2022
Promissory note	$ 401,500
Effective interest rate	34.00%
Cash proceeds	$ 263,815
Payments	14,339
Debt discount	$ 137,685
Repaid principal amount												100,375
The Third May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description								Third May 2022
Promissory note								$ 23,900
Payments								$ 3,067
Repaid principal amount												3,618
Debt Instrument, Interest Rate, Basis for Effective Rate								20%
The Fourth May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description							Fourth May 2022
Promissory note							$ 40,000
Repaid principal amount												4,829
Debt Instrument, Interest Rate, Basis for Effective Rate							20%
The June 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note						$ 568,000
Effective interest rate						33.00%
Cash proceeds						$ 378,000
Payments						28,400
Debt discount						$ 190,000
Repaid principal amount												$ 28,400
The First March 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description														The maturity date of the First March 2020 Note was September 23, 2020 (the “First March 2020 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First March 2020 Note were due.	The maturity date of the First March 2020 Note was September 23, 2020 (the “First March 2020 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First March 2020 Note were due.
Promissory note																																					$ 11,000
Unpaid interest																$ 2,695
Interest rate																																					25.00%
Principal repaid																11,000
The Second March 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description														The maturity date of the Second March 2020 Note was September 17, 2020 (the “Second March 2020 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Second March 2020 Note were due.	The maturity date of the Second March 2020 Note was September 17, 2020 (the “Second March 2020 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Second March 2020 Note were due.
Promissory note																																				$ 17,000
Unpaid interest																1,398
Interest rate																																				19.00%
Principal repaid																17,000
The June 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description														The maturity date of the June 2020 Note was July 31, 2020 (the “June 2020 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the June 2020 Note were due in AUD currency. This loan was secured by the Australian research & development credit.	The maturity date of the June 2020 Note was July 31, 2020 (the “June 2020 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the June 2020 Note were due in AUD currency. This loan was secured by the Australian research & development credit.
Promissory note																															$ 351,692	$ 510,649
Unpaid interest														$ 14,814
Interest rate																															15.00%	15.00%
Principal repaid														510,649
The November 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note																												$ 34,000
Interest rate																												14.00%
Accrued interest														4,736
Principal repaid														$ 23,716		$ 10,284
The February 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description														The maturity date of the February 2021 Note is July 31, 2021 (the “February 2021 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the February 2021 Loan Agreement are due. The loan is secured by the Australian research & development credit.	The maturity date of the February 2021 Note is July 31, 2021 (the “February 2021 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the February 2021 Loan Agreement are due. The loan is secured by the Australian research & development credit.
Promissory note																								$ 81,789	$ 111,683
Interest rate																								14.00%	14.00%
Accrued interest															$ 9,339
The April 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description														The maturity date of the April 2021 Note is October 8, 2022 (the “April 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the April 2021 Note are due.	The maturity date of the April 2021 Note is October 8, 2022 (the “April 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the April 2021 Note are due.
Promissory note																							$ 128,110
Interest rate																							11.00%
Principal repaid														$ 92,140
Converted amount														35,970
Extinguishment expense														$ 8,341
The July 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description														The maturity date of the July 2021 Note is December 31, 2022 (the “July 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the July 2021 Note are due.	The maturity date of the July 2021 Note is December 31, 2022 (the “July 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the July 2021 Note are due.
Promissory note																						$ 137,625
Interest rate																						10.00%
Principal repaid														$ 113,606
Converted amount														24,019
Extinguishment expense														$ 7,109